Organization - Pathfinder - Annual (Details)	Nov. 06, 2025 xrp	Oct. 24, 2025 xrp	Oct. 23, 2025 USD ($) xrp $ / shares	Oct. 19, 2025 USD ($) xrp $ / shares shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advance subscription, cash contributed by investors | $			$ 214,049,995
Advance subscription, XRP contributed by investors		600,000
Advance subscription, XRP purchased	84,365,876
Advance subscription, purchase price (in usd per share) | $ / shares				$ 10.00
Advance subscription, number of adjustment shares (in shares) | shares				0
Delayed subscription, amount in cash | $				$ 10,500,000
Delayed subscription, XRP amount				200,000
Delayed subscription, purchase price per share (in usd per share) | $ / shares				$ 10.00
Accumulated deficit | $					$ 340,852,135	$ 152,717,402	$ 515,000
Cash | $					97,745	0
Affiliated Entity
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription agreement, price per share (in usd per share) | $ / shares				$ 10.00
Subscription agreement, number of adjustment shares (in shares) | shares				0
Subscription agreement, amount of XRP subscribed				50,000,000
Subscription agreement, ownership threshold				9.90%
Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription agreement, XRP contributed				211,319,096
Subscription agreement, price			211,319,096
Subscription agreement, price per share (in usd per share) | $ / shares			$ 10.00
Subscription agreement, ownership percentage			19.90%
Subscription agreement, number of adjustment shares (in shares) | shares				0
Parent
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
XRP contributed				126,791,458
Pathfinder
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advance subscription, cash contributed by investors | $			$ 214,049,995
Advance subscription, XRP contributed by investors		600,000
Advance subscription, XRP purchased	84,365,876
Advance subscription, purchase price (in usd per share) | $ / shares				$ 10
Advance subscription, average value factor, duration				3 days
Advance subscription, number of adjustment shares (in shares) | shares				0
Delayed subscription, amount in cash | $				$ 10,500,000
Delayed subscription, XRP amount				200,000
Delayed subscription, purchase price per share (in usd per share) | $ / shares				$ 10.00
Accumulated deficit | $					3,125,506	907,308	$ 104,166
Cash | $					$ 789,682	$ 0
Pathfinder | Affiliated Entity
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription agreement, price per share (in usd per share) | $ / shares				$ 10.00
Subscription agreement, number of adjustment shares (in shares) | shares				0
Subscription agreement, amount of XRP subscribed				50,000,000
Subscription agreement, ownership threshold				9.90%
Pathfinder | Sponsor
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription agreement, XRP contributed				211,319,096
Subscription agreement, price			211,319,096
Subscription agreement, price per share (in usd per share) | $ / shares			$ 10.00
Subscription agreement, ownership percentage			19.90%
Subscription agreement, number of adjustment shares (in shares) | shares				0
Pathfinder | Parent
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
XRP contributed				126,791,458